Schedule of Investments (unaudited) March 31, 2019	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities — 5.4%(a)
ALM VII R Ltd., Series 2013-7RA, Class A1R, (LIBOR USD 3 Month + 1.41%), 4.20%, 10/15/28(b)	USD	250	$250,214
Anchorage Capital CLO Ltd., Series 2018-10A, Class A1A, (LIBOR USD 3 Month + 1.20%), 3.63%, 10/15/31(b)		500	497,010
Ares XXXIR CLO Ltd., Series 2014-31RA, Class A2, (LIBOR USD 3 Month + 1.30%), 3.95%, 05/24/30(b)		500	488,809
Ares XXXVII CLO Ltd., Series 2015-4A, Class A1R, (LIBOR USD 3 Month + 1.17%), 3.96%, 10/15/30(b)		250	248,475
Ares XXXVR CLO Ltd., Series 2015-35RA, Class A2, (LIBOR USD 3 Month + 1.40%), 4.19%, 07/15/30(b)		1,000	983,915
Atlas Senior Loan Fund XI Ltd., Series 2018-11A, Class A1L, (LIBOR USD 3 Month + 1.10%), 3.86%, 07/26/31(b)		1,000	983,919
Barings CLO Ltd., Series 2018-3A, Class A1, (LIBOR USD 3 Month + 0.95%), 3.71%, 07/20/29(b)		500	497,142
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class A1R, (LIBOR USD 3 Month + 1.49%), 4.25%, 01/20/29(b)		500	500,419
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (LIBOR USD 3 Month + 1.10%), 3.86%, 01/20/31(b)		500	494,819
Benefit Street Partners CLO X Ltd.(b):
Series 2016-10A, Class A1, (LIBOR USD 3 Month + 1.49%), 4.28%, 01/15/29		250	250,052
Series 2016-10A, Class A2, (LIBOR USD 3 Month + 2.00%), 4.79%, 01/15/29		250	250,063
Carlyle Global Market Strategies CLO Ltd., Series 2014-2RA, Class A1, (LIBOR USD 3 Month + 1.05%), 3.73%, 05/15/31(b)		500	494,011
Carlyle US CLO Ltd., Series 2017-4A, Class A1, (LIBOR USD 3 Month + 1.18%), 3.97%, 01/15/30(b)		250	248,350
CBAM Ltd.(b):
Series 2018-5A, Class B1, (LIBOR USD 3 Month + 1.40%), 4.17%, 04/17/31		1,000	966,738
Series 2018-6A, Class A, (LIBOR USD 3 Month + 0.94%), 3.73%, 07/15/31		500	495,384
Series 2018-6A, Class B1, (LIBOR USD 3 Month + 1.50%), 4.29%, 07/15/31		500	489,581
CIFC Funding Ltd.(b):
Series 2013-4A, Class A1RR, (LIBOR USD 3 Month + 1.06%), 3.82%, 04/27/31		1,000	987,283
Series 2013-4A, Class A2RR, (LIBOR USD 3 Month + 1.30%), 4.06%, 04/27/31		650	636,189
Series 2014-2RA, Class A1, (LIBOR USD 3 Month + 1.05%), 3.83%, 04/24/30		1,000	988,992
Series 2016-1A, Class A, (LIBOR USD 3 Month + 1.48%), 4.24%, 10/21/28		250	250,169
Grippen Park CLO Ltd., Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.26%), 4.02%, 01/20/30(b)		500	499,863
Highbridge Loan Management Ltd., Series 12A-18, Class A2, (LIBOR USD 3 Month + 1.50%), 4.28%, 07/18/31(b)		500	488,530
Madison Park Funding XXV Ltd., Series 2017-25A, Class A1, (LIBOR USD 3 Month + 1.18%), 3.95%, 04/25/29(b)		1,500	1,494,413
Madison Park Funding XXVII Ltd., Series 2018-27A, Class A1A, (LIBOR USD 3 Month + 1.03%), 3.79%, 04/20/30(b)		1,000	985,963
MP CLO III Ltd., Series 2013-1A, Class AR, (LIBOR USD 3 Month + 1.25%), 4.01%, 10/20/30(b)		250	249,041
Neuberger Berman Loan Advisers CLO Ltd., Series 2017-26A, Class A, (LIBOR USD 3 Month + 1.17%), 3.95%, 10/18/30(b)		750	746,983
Oaktree CLO Ltd., Series 2014-2A, Class A1AR, (LIBOR USD 3 Month + 1.22%), 3.98%, 10/20/26(b)		441	442,164

Security		Par (000)	Value
OZLM XIX Ltd., Series 2017-19A, Class A1, (LIBOR USD 3 Month + 1.22%), 4.01%, 11/22/30(b)	USD	250	$248,962
Palmer Square CLO Ltd., Series 2018-2A, Class A1A, (LIBOR USD 3 Month + 1.10%), 3.88%, 07/16/31(b)		1,000	989,708
Webster Park CLO Ltd., Series 2015-1A, Class A1BR, (LIBOR USD 3 Month + 1.35%), 4.11%, 07/20/30(b)		1,000	980,568

Total Asset-Backed Securities — 5.4% (Cost: $18,331,669)			18,127,729

Corporate Bonds — 55.6%

Aerospace & Defense — 1.5%
Boeing Co. (The):
2.13%, 03/01/22		290	285,083
2.20%, 10/30/22		60	58,913
2.80%, 03/01/23		20	20,031
General Dynamics Corp., 3.00%, 05/11/21		500	504,516
Harris Corp.:
3.83%, 04/27/25		75	76,846
4.40%, 06/15/28		65	68,359
L3 Technologies, Inc.:
4.95%, 02/15/21		50	51,656
3.85%, 12/15/26		100	101,769
Lockheed Martin Corp.:
2.90%, 03/01/25		150	149,598
4.07%, 12/15/42		35	35,653
3.80%, 03/01/45		35	34,580
Northrop Grumman Corp.:
3.50%, 03/15/21		280	284,192
2.55%, 10/15/22		170	168,122
3.25%, 08/01/23		420	425,037
3.25%, 01/15/28		135	132,746
Rockwell Collins, Inc.:
2.80%, 03/15/22		65	64,841
3.20%, 03/15/24		50	49,786
3.50%, 03/15/27		45	44,432
United Technologies Corp.:
1.90%, 05/04/20		12	11,905
3.35%, 08/16/21		620	628,294
1.95%, 11/01/21		100	97,991
2.30%, 05/04/22		10	9,849
3.10%, 06/01/22		100	100,645
3.65%, 08/16/23		1,200	1,231,755
2.80%, 05/04/24		170	167,861
4.13%, 11/16/28		70	72,724
4.50%, 06/01/42		105	108,529

			4,985,713

Air Freight & Logistics — 0.1%
FedEx Corp.:
3.25%, 04/01/26		65	64,680
4.55%, 04/01/46		90	86,683
4.05%, 02/15/48		40	35,897

			187,260

Airlines — 0.2%
Air Canada Pass-Through Trust, Series 2017-1, Class AA, 3.30%, 01/15/30(a)		18	17,041
American Airlines Pass-Through Trust, Series 2017-1, Class AA, 3.65%, 02/15/29		68	67,814
Delta Air Lines, Inc.:
2.88%, 03/13/20		50	49,908
2.60%, 12/04/20		105	104,078
3.63%, 03/15/22		258	259,458
3.80%, 04/19/23		100	101,051

1

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Airlines (continued)
United Airlines Pass-Through Trust, Series 2013-1, Class B, 5.38%, 08/15/21	USD	132	$135,428
Virgin Australia Pass-Through Trust, Series 2013-1, Class B, 6.00%, 10/23/20(a)		24	24,142

			758,920

Auto Components — 0.1%
Aptiv Corp., 4.15%, 03/15/24		32	32,988
ZF North America Capital, Inc., 4.75%, 04/29/25(a)		150	145,686

			178,674

Automobiles — 0.5%
BMW US Capital LLC, 1.85%, 09/15/21(a)		25	24,417
Daimler Finance North America LLC, 2.30%, 02/12/21(a)		500	493,977
Ford Motor Co.:
4.35%, 12/08/26		20	18,563
5.29%, 12/08/46		11	9,217
General Motors Co.:
5.00%, 10/01/28		50	49,870
5.20%, 04/01/45		155	137,685
Hyundai Capital America(a):
1.75%, 09/27/19		20	19,862
2.55%, 04/03/20		40	39,722
Nissan Motor Acceptance Corp.(a):
2.55%, 03/08/21		40	39,368
3.15%, 03/15/21		75	74,620
2.65%, 07/13/22		50	48,812
Volkswagen Group of America Finance LLC(a):
2.40%, 05/22/20		400	397,178
3.88%, 11/13/20		200	202,568

			1,555,859

Banks — 17.4%
ANZ New Zealand Int’l Ltd., 2.20%, 07/17/20(a)		200	198,613
Australia & New Zealand Banking Group Ltd.:
3.30%, 05/17/21		450	454,700
2.63%, 11/09/22		300	297,283
(USD Swap Rate 5 Year + 5.17%), 6.75%(a)(b)(c)		200	211,750
Banco Santander SA:
3.50%, 04/11/22		200	201,899
3.13%, 02/23/23		200	197,652
Bank of America Corp.:
(LIBOR USD 3 Month + 0.66%), 2.37%, 07/21/21(b)		80	79,454
(LIBOR USD 3 Month + 0.37%), 2.74%, 01/23/22(b)		125	124,515
(LIBOR USD 3 Month + 0.63%), 3.50%, 05/17/22(b)		1,810	1,831,190
2.50%, 10/21/22		660	651,641
3.30%, 01/11/23		80	81,016
(LIBOR USD 3 Month + 1.02%), 2.88%, 04/24/23(b)		1,685	1,679,846
(LIBOR USD 3 Month + 0.78%), 3.55%, 03/05/24(b)		440	446,826
(LIBOR USD 3 Month + 0.94%), 3.86%, 07/23/24(b)		105	107,983
(LIBOR USD 3 Month + 0.97%), 3.46%, 03/15/25(b)		220	222,190
Series L, 3.95%, 04/21/25		350	356,008
4.45%, 03/03/26		325	338,701
4.25%, 10/22/26		91	93,488
(LIBOR USD 3 Month + 1.51%), 3.71%, 04/24/28(b)		100	100,448
(LIBOR USD 3 Month + 1.37%), 3.59%, 07/21/28(b)		100	99,707
Series L, 4.75%, 04/21/45		60	62,832
Bank of Montreal, 1.90%, 08/27/21		150	147,393
Bank of Nova Scotia (The), 2.45%, 09/19/22		160	158,578
Barclays Bank plc, (LIBOR USD 3 Month + 0.65%), 3.39%, 08/07/20(b)		250	249,885
Barclays plc:
3.20%, 08/10/21		350	349,618
(USD Swap Semi 5 Year + 6.77%), 7.88%(b)(c)		425	439,180

Security		Par (000)	Value

Banks (continued)
3.68%, 01/10/23	USD	200	$199,762
(LIBOR USD 3 Month + 1.36%), 4.34%, 05/16/24(b)		200	202,213
BB&T Corp.:
3.20%, 09/03/21		760	768,401
2.75%, 04/01/22		230	230,049
3.75%, 12/06/23		410	425,434
BNP Paribas SA:
5.00%, 01/15/21		480	498,533
(USD Swap Semi 5 Year + 6.31%), 7.63%(a)(b)(c)		225	235,969
3.50%, 03/01/23(a)		200	200,017
(USD Swap Semi 5 Year + 1.48%), 4.38%, 03/01/33(a)(b)		200	196,545
Capital One NA, 2.95%, 07/23/21		425	426,392
Citibank NA, (LIBOR USD 3 Month + 0.30%), 3.06%, 10/20/20(b)		625	624,661
Citigroup, Inc.:
2.70%, 03/30/21		550	549,521
2.90%, 12/08/21		325	324,914
2.75%, 04/25/22		330	328,611
(LIBOR USD 3 Month + 0.72%), 3.14%, 01/24/23(b)		60	60,207
(LIBOR USD 3 Month + 0.95%), 2.88%, 07/24/23(b)		430	427,257
3.88%, 10/25/23		300	311,924
3.20%, 10/21/26		155	151,812
4.30%, 11/20/26		275	279,490
(LIBOR USD 3 Month + 1.56%), 3.89%, 01/10/28(b)		50	50,774
(LIBOR USD 3 Month + 1.19%), 4.07%, 04/23/29(b)		60	61,560
Citizens Bank NA:
2.25%, 10/30/20		300	297,438
2.55%, 05/13/21		1,040	1,032,627
2.65%, 05/26/22		280	277,640
Commonwealth Bank of Australia:
2.30%, 03/12/20		250	249,057
2.75%, 03/10/22(a)		300	299,305
2.50%, 09/18/22(a)		100	98,558
Cooperatieve Rabobank UA:
3.88%, 02/08/22		250	257,113
3.88%, 09/26/23(a)		300	308,864
Credit Agricole SA, (USD Swap Semi 5 Year + 6.19%), 8.12%(a)(b)(c)		200	224,630
Credit Suisse Group Funding Guernsey Ltd.:
2.75%, 03/26/20		250	249,662
3.13%, 12/10/20		1,210	1,213,077
3.45%, 04/16/21		750	757,823
3.80%, 06/09/23		250	253,894
Danske Bank A/S:
2.20%, 03/02/20(a)		200	197,732
5.00%, 01/12/22(a)		200	205,108
(US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 4.13%), 7.00%(b)(c)		200	189,204
Discover Bank, 4.20%, 08/08/23		250	259,913
Fifth Third Bancorp:
2.60%, 06/15/22		180	178,791
(LIBOR USD 3 Month + 3.03%), 5.10%(b)(c)		175	167,562
3.65%, 01/25/24		40	40,964
Fifth Third Bank, 3.35%, 07/26/21		940	953,411
HSBC Holdings plc:
3.40%, 03/08/21		550	554,845

2

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks (continued)
2.95%, 05/25/21	USD	1,780	$1,781,119
(USD Swap Rate 5 Year + 5.51%), 6.87%(b)(c)		400	417,500
4.88%, 01/14/22		250	262,820
4.25%, 03/14/24		225	230,113
(LIBOR USD 3 Month + 0.99%), 3.95%, 05/18/24(b)		355	362,040
(USD Swap Rate 5 Year + 4.37%), 6.37%(b)(c)		200	206,500
(USD Swap Rate 5 Year + 3.61%), 6.50%(b)(c)		490	485,100
HSBC USA, Inc., 2.75%, 08/07/20		100	100,096
Huntington Bancshares, Inc.:
3.15%, 03/14/21		840	846,983
2.30%, 01/14/22		330	325,023
4.00%, 05/15/25		250	259,990
Huntington National Bank (The), 3.25%, 05/14/21		500	504,718
ING Groep NV, 4.10%, 10/02/23		200	205,566
Intesa Sanpaolo SpA, 3.13%, 07/14/22(a)		375	365,145
JPMorgan Chase & Co.:
2.40%, 06/07/21		225	223,341
2.30%, 08/15/21		2,145	2,120,114
(LIBOR USD 3 Month + 0.61%), 3.22%, 06/18/22(b)		410	409,529
3.25%, 09/23/22		60	60,839
2.97%, 01/15/23		1,180	1,179,507
(LIBOR USD 3 Month + 0.94%), 2.78%, 04/25/23(b)		275	273,389
2.70%, 05/18/23		260	257,459
(LIBOR USD 3 Month + 1.23%), 4.01%, 10/24/23(b)		260	263,910
(LIBOR USD 3 Month + 0.73%), 3.56%, 04/23/24(b)		125	127,133
(LIBOR USD 3 Month + 0.89%), 3.80%, 07/23/24(b)		105	107,813
(LIBOR USD 3 Month + 1.34%), 3.78%, 02/01/28(b)		25	25,468
(LIBOR USD 3 Month + 1.12%), 4.01%, 04/23/29(b)		100	102,712
Series U, (LIBOR USD 3 Month + 0.95%), 3.69%, 02/02/37(b)		590	501,282
5.63%, 08/16/43		150	178,030
4.85%, 02/01/44		65	72,005
4.95%, 06/01/45		105	116,192
Series W, (LIBOR USD 3 Month + 1.00%), 3.68%, 05/15/47(b)		192	152,525
(LIBOR USD 3 Month + 1.22%), 3.90%, 01/23/49(b)		50	48,413
KeyBank NA, 3.35%, 06/15/21		250	253,764
KeyCorp, 2.90%, 09/15/20		875	877,057
Lloyds Banking Group plc:
3.10%, 07/06/21		600	600,176
4.05%, 08/16/23		510	520,039
Macquarie Bank Ltd., (USD Swap Semi 5 Year + 3.70%), 6.13%(a)(b)(c)		200	184,660
Mitsubishi UFJ Financial Group, Inc.:
3.00%, 02/22/22		63	63,131
3.22%, 03/07/22		145	146,157
2.67%, 07/25/22		95	94,199
3.46%, 03/02/23		580	587,940
3.76%, 07/26/23		210	215,698
Mizuho Financial Group, Inc., 2.63%, 04/12/21(a)		200	198,806
National Australia Bank Ltd.:
2.50%, 01/12/21		250	248,478
3.63%, 06/20/23		300	307,067
Nordea Bank Abp(a):
2.13%, 05/29/20		200	198,561
3.75%, 08/30/23		220	221,687
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%(b)(c)		200	199,500
Regions Bank, (LIBOR USD 3 Month + 0.50%), 3.37%, 08/13/21(b)		485	487,273
Regions Financial Corp., 3.80%, 08/14/23		200	205,585
Royal Bank of Canada:
2.35%, 10/30/20		50	49,789

Security		Par (000)	Value

Banks (continued)
2.50%, 01/19/21	USD	50	$49,989
2.75%, 02/01/22		30	30,085
Royal Bank of Scotland Group plc:
(USD Swap Semi 5 Year + 5.80%), 7.50%(b)(c)		200	203,750
(USD Swap Semi 5 Year + 7.60%), 8.62%(b)(c)		400	426,000
3.88%, 09/12/23		900	903,730
(LIBOR USD 3 Month + 1.76%), 4.27%, 03/22/25(b)		200	202,127
Santander Holdings USA, Inc., 3.70%, 03/28/22		100	101,189
Santander UK Group Holdings plc, 2.88%, 08/05/21		605	599,785
Santander UK plc:
2.13%, 11/03/20		200	197,805
5.00%, 11/07/23(a)		200	204,793
Skandinaviska Enskilda Banken AB:
2.45%, 05/27/20(a)		750	746,580
2.80%, 03/11/22		470	468,430
Societe Generale SA(a)(b)(c):
(USD Swap Rate 5 Year + 5.87%), 8.00%		400	425,000
(USD Swap Semi 5 Year + 3.93%), 6.75%		200	184,500
Standard Chartered plc, (USD Swap Semi 5 Year + 6.30%), 7.50%(a)(b)(c)		200	208,500
Sumitomo Mitsui Financial Group, Inc.:
(LIBOR USD 3 Month + 1.68%), 4.28%, 03/09/21(b)		120	122,553
2.44%, 10/19/21		450	444,777
3.10%, 01/17/23		265	265,873
SunTrust Bank:
2.25%, 01/31/20		30	29,896
2.45%, 08/01/22		100	98,695
SunTrust Banks, Inc.:
(LIBOR USD 3 Month + 0.50%), 3.53%, 10/26/21(b)		330	333,434
2.70%, 01/27/22		455	453,541
4.00%, 05/01/25		40	41,850
Svenska Handelsbanken AB:
2.40%, 10/01/20		500	498,136
3.35%, 05/24/21		250	252,830
Swedbank AB(a):
2.65%, 03/10/21		410	403,485
2.80%, 03/14/22		300	292,098
Toronto-Dominion Bank (The):
2.50%, 12/14/20		115	114,748
2.55%, 01/25/21		50	49,892
1.80%, 07/13/21		100	97,953
UBS Group Funding Switzerland AG:
2.95%, 09/24/20(a)		600	599,802
3.00%, 04/15/21(a)		400	399,839
(LIBOR USD 3 Month + 0.95%), 2.86%, 08/15/23(a)(b)		200	197,039
(USD Swap Semi 5 Year + 4.34%), 7.00%(a)(b)(c)		200	203,006
(USD Swap Semi 5 Year + 4.87%), 7.00%(b)(c)		200	210,750
US Bancorp, Series V, 2.63%, 01/24/22		345	345,379
US Bank NA:
3.15%, 04/26/21		425	428,990
3.45%, 11/16/21		350	356,866
2.85%, 01/23/23		470	471,104
2.80%, 01/27/25		250	249,033
Wachovia Capital Trust II, (LIBOR USD 3 Month + 0.50%), 3.29%, 01/15/27(b)		20	18,400
Wells Fargo & Co.:
2.55%, 12/07/20		300	299,029
2.50%, 03/04/21		350	348,303
2.10%, 07/26/21		300	295,260
3.50%, 03/08/22		420	427,836
2.63%, 07/22/22		395	392,093
3.75%, 01/24/24		885	910,733

3

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks (continued)
3.00%, 02/19/25	USD	75	$74,141
4.15%, 01/24/29		20	20,907
4.90%, 11/17/45		75	79,870
4.40%, 06/14/46		190	189,362
Wells Fargo Bank NA, 2.60%, 01/15/21		250	249,281
Westpac Banking Corp.:
2.80%, 01/11/22		80	80,110
2.75%, 01/11/23		500	496,746
(USD Swap Rate 5 Year + 2.89%), 5.00%(b)(c)		435	388,209

			58,419,713

Beverages — 0.6%
Anheuser-Busch Cos. LLC(a):
4.70%, 02/01/36		150	149,848
4.90%, 02/01/46		97	97,425
Anheuser-Busch InBev Finance, Inc., 3.30%, 02/01/23		300	304,296
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 01/12/24		650	661,359
4.15%, 01/23/25		40	41,683
4.75%, 01/23/29		120	127,848
4.44%, 10/06/48		185	174,152
5.55%, 01/23/49		15	16,463
5.80%, 01/23/59		30	33,358
Constellation Brands, Inc., 3.20%, 02/15/23		40	40,254
Keurig Dr. Pepper, Inc., 4.06%, 05/25/23(a)		205	210,889
Molson Coors Brewing Co., 2.10%, 07/15/21		175	171,685

			2,029,260

Biotechnology — 1.0%
AbbVie, Inc.:
2.90%, 11/06/22		250	249,487
3.20%, 11/06/22		125	126,128
2.85%, 05/14/23		530	524,228
3.75%, 11/14/23		734	753,500
3.20%, 05/14/26		225	218,070
4.25%, 11/14/28		35	35,748
4.88%, 11/14/48		25	24,589
Amgen, Inc.:
3.88%, 11/15/21		100	102,685
3.63%, 05/15/22		55	56,329
4.40%, 05/01/45		100	98,027
Baxalta, Inc., 3.60%, 06/23/22		9	9,046
Celgene Corp., 2.25%, 08/15/21		30	29,526
Gilead Sciences, Inc.:
3.25%, 09/01/22		370	376,897
2.50%, 09/01/23		315	311,599
3.70%, 04/01/24		190	196,192
3.50%, 02/01/25		100	102,057
4.50%, 02/01/45		6	6,073
4.75%, 03/01/46		65	68,034
4.15%, 03/01/47		75	72,366

			3,360,581

Capital Markets — 2.8%
Bank of New York Mellon Corp. (The):
Series E, (LIBOR USD 3 Month + 3.42%), 4.95%(b)(c)		375	378,750
2.50%, 04/15/21		75	74,818
2.05%, 05/03/21		100	98,704
2.95%, 01/29/23		350	351,843
3.25%, 05/16/27		125	126,330
Credit Suisse AG, 3.00%, 10/29/21		300	301,267
Credit Suisse Group AG, (USD Swap Semi 5 Year + 4.60%), 7.50%(a)(b)(c)		425	437,219
Deutsche Bank AG:

Security		Par (000)	Value

Capital Markets (continued)
2.95%, 08/20/20	USD	80	$79,331
4.25%, 02/04/21		340	341,304
Goldman Sachs Group, Inc. (The):
Series L, (LIBOR USD 3 Month + 3.88%), 5.70%(b)(c)		125	125,000
2.60%, 12/27/20		65	64,642
2.63%, 04/25/21		650	647,343
3.00%, 04/26/22		275	274,404
(LIBOR USD 3 Month + 1.11%), 3.87%, 04/26/22(b)		1,170	1,176,266
3.63%, 01/22/23		70	71,205
(LIBOR USD 3 Month + 1.05%), 2.91%, 06/05/23(b)		260	256,996
(LIBOR USD 3 Month + 0.99%), 2.90%, 07/24/23(b)		75	74,163
3.50%, 01/23/25		50	49,884
3.75%, 02/25/26		100	100,338
(LIBOR USD 3 Month + 1.30%), 4.22%, 05/01/29(b)		125	127,750
5.15%, 05/22/45		105	111,045
ING Bank NV, 2.50%, 10/01/19(a)		250	249,657
Intercontinental Exchange, Inc.:
2.35%, 09/15/22		50	49,242
4.25%, 09/21/48		40	41,915
Moody’s Corp., 2.75%, 12/15/21		110	109,987
Morgan Stanley:
2.50%, 04/21/21		420	417,268
2.63%, 11/17/21		490	487,758
2.75%, 05/19/22		1,130	1,123,170
3.13%, 01/23/23		765	767,333
3.75%, 02/25/23		250	256,422
(LIBOR USD 3 Month + 0.85%), 3.74%, 04/24/24(b)		95	96,893
(LIBOR USD 3 Month + 1.34%), 3.59%, 07/22/28(b)		150	148,866
(LIBOR USD 3 Month + 1.14%), 3.77%, 01/24/29(b)		250	250,909
(LIBOR USD 3 Month + 1.63%), 4.43%, 01/23/30(b)		60	63,194
State Street Corp., (LIBOR USD 3 Month + 0.77%), 3.78%, 12/03/24(b)		55	57,119

			9,388,335

Chemicals — 0.8%
Airgas, Inc., 2.38%, 02/15/20		30	29,905
Dow Chemical Co. (The):
3.00%, 11/15/22		400	400,270
4.38%, 11/15/42		89	85,069
DowDuPont, Inc.:
3.77%, 11/15/20		325	330,935
4.21%, 11/15/23		600	627,439
4.49%, 11/15/25		105	111,844
5.32%, 11/15/38		35	38,909
5.42%, 11/15/48		35	39,924
EI du Pont de Nemours & Co., 2.20%, 05/01/20		110	109,606
Praxair, Inc., 3.00%, 09/01/21		50	50,451
Sherwin-Williams Co. (The):
2.25%, 05/15/20		600	596,436
2.75%, 06/01/22		380	377,698
4.50%, 06/01/47		10	9,841

			2,808,327

Commercial Services & Supplies — 0.0%
RELX Capital, Inc., 3.50%, 03/16/23		40	40,527
Republic Services, Inc.:
5.25%, 11/15/21		60	63,674
3.38%, 11/15/27		35	35,235
3.95%, 05/15/28		15	15,724

			155,160

Communications Equipment — 0.1%
Cisco Systems, Inc., 2.20%, 09/20/23		405	399,341

4

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Consumer Finance — 3.0%
AerCap Ireland Capital DAC:
4.25%, 07/01/20	USD	150	$152,022
4.50%, 05/15/21		150	153,243
4.63%, 07/01/22		430	443,650
4.13%, 07/03/23		150	151,964
American Express Co.:
2.20%, 10/30/20		245	243,108
(LIBOR USD 3 Month + 0.53%), 3.21%, 05/17/21(b)		45	45,121
2.50%, 08/01/22		165	163,072
3.40%, 02/27/23		140	142,133
3.40%, 02/22/24		55	55,885
American Express Credit Corp., 2.38%, 05/26/20		150	149,514
American Honda Finance Corp.:
1.65%, 07/12/21		30	29,317
2.60%, 11/16/22		330	329,258
3.45%, 07/14/23		115	118,172
Capital One Financial Corp.:
2.40%, 10/30/20		475	472,280
3.05%, 03/09/22		860	864,432
3.50%, 06/15/23		135	136,648
4.25%, 04/30/25		150	155,691
Caterpillar Financial Services Corp.:
3.15%, 09/07/21		55	55,633
2.40%, 06/06/22		35	34,703
2.55%, 11/29/22		50	49,753
Discover Financial Services:
3.85%, 11/21/22		60	61,461
4.10%, 02/09/27		75	74,958
Ford Motor Credit Co. LLC:
2.68%, 01/09/20		500	497,867
2.46%, 03/27/20		200	198,396
2.43%, 06/12/20		1,380	1,361,886
3.34%, 03/18/21		240	236,344
3.81%, 10/12/21		200	198,135
4.13%, 08/04/25		200	184,897
General Motors Financial Co., Inc.:
2.65%, 04/13/20		130	129,479
3.70%, 11/24/20		960	967,846
3.20%, 07/06/21		55	54,753
4.38%, 09/25/21		160	163,397
3.25%, 01/05/23		775	759,872
3.70%, 05/09/23		580	576,919
4.15%, 06/19/23		35	35,328
4.00%, 01/15/25		50	48,983
4.30%, 07/13/25		35	34,804
Series B, (LIBOR USD 3 Month + 3.44%), 6.50%(b)(c)		224	206,147
John Deere Capital Corp., 3.45%, 06/07/23		200	205,419
PACCAR Financial Corp., 2.80%, 03/01/21		60	60,195
Synchrony Financial, 4.38%, 03/19/24		30	30,387
Toyota Motor Credit Corp.:
1.90%, 04/08/21		50	49,315
2.80%, 07/13/22		50	50,363

			10,132,750

Containers & Packaging — 0.1%
WRKCo, Inc.:
3.75%, 03/15/25		90	90,805
4.65%, 03/15/26		100	105,962
4.00%, 03/15/28		75	75,870

			272,637

Diversified Consumer Services — 0.0%
Boston University, Series CC, 4.06%, 10/01/48		21	22,347

Security		Par (000)	Value

Diversified Financial Services — 0.3%
GE Capital International Funding Co. Unlimited Co.:
2.34%, 11/15/20	USD	200	$197,522
4.42%, 11/15/35		200	184,897
Shell International Finance BV:
2.25%, 01/06/23		400	393,675
3.50%, 11/13/23		180	186,081
3.63%, 08/21/42		25	24,386

			986,561

Diversified Telecommunication Services — 1.6%
AT&T, Inc.:
2.80%, 02/17/21		400	400,093
3.20%, 03/01/22		1,320	1,331,659
2.63%, 12/01/22		170	167,832
3.60%, 02/17/23		370	377,154
4.10%, 02/15/28		145	146,599
4.30%, 02/15/30		129	130,481
4.50%, 05/15/35		150	147,782
5.35%, 09/01/40		70	73,530
4.50%, 03/09/48		145	136,052
5.15%, 02/15/50		5	5,108
Deutsche Telekom International Finance BV, 2.23%, 01/17/20(a)		150	149,162
Orange SA, 1.63%, 11/03/19		125	124,190
Telefonica Emisiones SA:
5.88%, 07/15/19		75	75,628
5.13%, 04/27/20		30	30,693
4.10%, 03/08/27		150	152,144
Verizon Communications, Inc.:
2.95%, 03/15/22		295	296,476
5.15%, 09/15/23		740	813,413
3.88%, 02/08/29		20	20,479
4.27%, 01/15/36		300	303,434
5.25%, 03/16/37		85	95,619
3.85%, 11/01/42		183	172,044
4.86%, 08/21/46		15	15,982
4.52%, 09/15/48		75	76,969
4.67%, 03/15/55		104	105,957

			5,348,480

Electric Utilities — 2.0%
Alliant Energy Finance LLC, 3.75%, 06/15/23(a)		65	66,290
American Electric Power Co., Inc., 2.15%, 11/13/20		120	118,875
Baltimore Gas & Electric Co.:
3.50%, 11/15/21		100	101,781
3.35%, 07/01/23		720	731,221
DTE Electric Co., 3.90%, 06/01/21		75	76,767
Duke Energy Carolinas LLC, 6.10%, 06/01/37		74	93,606
Duke Energy Corp.:
1.80%, 09/01/21		70	68,364
3.55%, 09/15/21		75	76,163
2.40%, 08/15/22		440	434,812
3.95%, 10/15/23		445	461,280
2.65%, 09/01/26		145	138,124
3.75%, 09/01/46		40	37,395
Duke Energy Progress LLC:
2.80%, 05/15/22		45	45,253
3.45%, 03/15/29		15	15,367
4.15%, 12/01/44		80	83,307
Emera, Inc., Series 16-A, (LIBOR USD 3 Month + 5.44%), 6.75%, 06/15/76(b)		120	128,100
Eversource Energy, Series K, 2.75%, 03/15/22		75	74,961

5

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electric Utilities (continued)
Exelon Corp.:
2.85%, 06/15/20	USD	40	$39,956
2.45%, 04/15/21		325	321,229
3.50%, 06/01/22		150	151,527
3.95%, 06/15/25		175	181,145
3.40%, 04/15/26		5	4,999
4.45%, 04/15/46		25	25,763
FirstEnergy Corp.:
Series A, 2.85%, 07/15/22		17	16,880
Series B, 3.90%, 07/15/27		200	202,913
Florida Power & Light Co., 4.13%, 02/01/42		100	105,828
Georgia Power Co.:
Series C, 2.00%, 09/08/20		45	44,584
2.85%, 05/15/22		45	44,546
MidAmerican Energy Co., 3.65%, 04/15/29		120	124,882
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(a)		40	41,024
NextEra Energy Capital Holdings, Inc.:
Series H, 3.34%, 09/01/20		235	236,704
3.55%, 05/01/27		15	15,063
Ohio Power Co., 5.38%, 10/01/21		200	213,014
Oncor Electric Delivery Co. LLC, 4.10%, 11/15/48		110	117,690
PacifiCorp, 4.10%, 02/01/42		50	51,537
PPL Electric Utilities Corp., 3.95%, 06/01/47		75	77,404
Progress Energy, Inc., 6.00%, 12/01/39		75	91,635
Southern Co. (The), 2.95%, 07/01/23		225	224,016
Virginia Electric & Power Co.:
5.00%, 06/30/19		10	10,047
2.95%, 01/15/22		90	90,326
Series C, 2.75%, 03/15/23		1,310	1,307,297
4.45%, 02/15/44		150	159,186

			6,650,861

Electronic Equipment, Instruments & Components — 0.0%
Amphenol Corp.:
2.20%, 04/01/20		80	79,491
4.00%, 02/01/22		60	61,725
Corning, Inc., 2.90%, 05/15/22		30	29,838

			171,054

Energy Equipment & Services — 0.1%
Baker Hughes a GE Co. LLC:
3.20%, 08/15/21		20	20,171
2.77%, 12/15/22		75	74,511
Halliburton Co.:
3.80%, 11/15/25		65	66,433
5.00%, 11/15/45		115	122,285
Schlumberger Holdings Corp., 3.00%, 12/21/20(a)		190	190,801

			474,201

Entertainment — 0.2%
Viacom, Inc.:
4.38%, 03/15/43		25	22,476
5.85%, 09/01/43		54	58,725
(LIBOR USD 3 Month + 3.90%), 5.87%, 02/28/57(b)		110	106,700
(LIBOR USD 3 Month + 3.90%), 6.25%, 02/28/57(b)		20	20,050
Walt Disney Co. (The)(a):
6.40%, 12/15/35		75	99,506
6.15%, 03/01/37		50	64,704
Warner Media LLC:
3.40%, 06/15/22		50	50,556
3.60%, 07/15/25		42	41,895
3.88%, 01/15/26		83	83,283
3.80%, 02/15/27		70	69,715
4.65%, 06/01/44		17	16,407

			634,017

Security		Par (000)	Value

Equity Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp.:
2.80%, 06/01/20	USD	77	$76,944
3.30%, 02/15/21		200	201,865
2.25%, 01/15/22		525	516,990
3.50%, 01/31/23		160	162,196
3.00%, 06/15/23		200	199,318
AvalonBay Communities, Inc.:
3.63%, 10/01/20		30	30,349
3.95%, 01/15/21		25	25,436
2.95%, 09/15/22		30	30,190
2.90%, 10/15/26		75	73,234
Boston Properties LP, 4.13%, 05/15/21		20	20,505
Crown Castle International Corp.:
3.40%, 02/15/21		141	142,164
2.25%, 09/01/21		225	221,763
4.88%, 04/15/22		80	84,322
5.25%, 01/15/23		200	214,632
3.15%, 07/15/23		700	699,241
3.65%, 09/01/27		70	68,833
4.30%, 02/15/29		45	46,382
Duke Realty LP, 4.00%, 09/15/28		50	51,664
ERP Operating LP:
2.38%, 07/01/19		50	49,952
4.75%, 07/15/20		35	35,723
2.85%, 11/01/26		75	73,023
Prologis LP, 3.88%, 09/15/28		50	52,784
Realty Income Corp.:
3.25%, 10/15/22		95	96,594
3.00%, 01/15/27		125	121,489
Simon Property Group LP, 2.63%, 06/15/22		40	39,931

			3,335,524

Food & Staples Retailing — 0.8%
Alimentation Couche-Tard, Inc., 2.70%, 07/26/22(a)		175	173,172
Kroger Co. (The), 4.45%, 02/01/47		65	58,925
Walgreen Co., 3.10%, 09/15/22		110	110,716
Walgreens Boots Alliance, Inc.:
2.70%, 11/18/19		225	224,816
3.30%, 11/18/21		1,440	1,456,300
3.45%, 06/01/26		80	78,292
Walmart, Inc.:
2.65%, 12/15/24		117	116,692
3.55%, 06/26/25		46	47,745
3.70%, 06/26/28		165	173,797
4.05%, 06/29/48		105	111,515

			2,551,970

Food Products — 0.8%
Campbell Soup Co., 3.30%, 03/15/21		135	135,843
Conagra Brands, Inc., (LIBOR USD 3 Month + 0.75%), 3.51%, 10/22/20(b)		140	139,830
General Mills, Inc.:
3.70%, 10/17/23		700	717,487
4.00%, 04/17/25		150	155,210
Kraft Heinz Foods Co.:
3.50%, 07/15/22		20	20,190
3.00%, 06/01/26		70	65,248
4.38%, 06/01/46		80	69,203
Tyson Foods, Inc.:
2.25%, 08/23/21		90	88,601
3.90%, 09/28/23		40	41,207
3.95%, 08/15/24		100	102,977

6

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Food Products (continued)
Wm Wrigley Jr Co.(a):
2.90%, 10/21/19	USD	350	$349,528
3.38%, 10/21/20		870	878,636

			2,763,960

Health Care Equipment & Supplies — 1.0%
Abbott Laboratories:
2.90%, 11/30/21		450	451,883
2.55%, 03/15/22		100	99,543
3.40%, 11/30/23		260	265,351
3.88%, 09/15/25		40	41,843
3.75%, 11/30/26		43	44,700
4.75%, 11/30/36		85	95,152
Becton Dickinson and Co.:
2.40%, 06/05/20		205	203,531
3.13%, 11/08/21		250	251,017
2.89%, 06/06/22		400	398,133
3.70%, 06/06/27		143	142,450
Medtronic, Inc.:
3.13%, 03/15/22		1,020	1,036,372
4.38%, 03/15/35		150	163,774
Stryker Corp., 4.38%, 01/15/20		50	50,615

			3,244,364

Health Care Providers & Services — 2.0%
Aetna, Inc.:
2.75%, 11/15/22		25	24,665
4.13%, 11/15/42		50	44,800
Anthem, Inc.:
2.95%, 12/01/22		305	304,740
4.10%, 03/01/28		40	41,159
4.65%, 01/15/43		30	30,951
4.38%, 12/01/47		25	24,854
Cigna Corp.(a):
3.20%, 09/17/20		1,725	1,734,298
3.40%, 09/17/21		20	20,203
4.13%, 11/15/25		145	150,073
CVS Health Corp.:
2.80%, 07/20/20		125	124,847
3.35%, 03/09/21		280	282,134
2.13%, 06/01/21		430	422,659
3.50%, 07/20/22		150	151,930
3.70%, 03/09/23		1,785	1,813,704
4.10%, 03/25/25		275	282,327
4.30%, 03/25/28		60	60,795
4.78%, 03/25/38		140	138,641
5.13%, 07/20/45		100	101,629
HCA, Inc.:
4.50%, 02/15/27		65	66,753
5.50%, 06/15/47		59	62,726
Kaiser Foundation Hospitals, 4.15%, 05/01/47		40	42,401
Northwell Healthcare, Inc., 4.26%, 11/01/47		19	19,160
UnitedHealth Group, Inc.:
3.50%, 06/15/23		450	463,588
3.10%, 03/15/26		60	59,925
4.38%, 03/15/42		85	90,467
4.75%, 07/15/45		105	118,642

			6,678,071

Hotels, Restaurants & Leisure — 0.2%
Carnival Corp., 3.95%, 10/15/20		80	81,466
Marriott International, Inc.:
2.88%, 03/01/21		60	59,899
Series N, 3.13%, 10/15/21		70	70,112
2.30%, 01/15/22		60	58,975

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
McDonald’s Corp.:
2.63%, 01/15/22	USD	60	$59,880
4.70%, 12/09/35		125	133,975
4.45%, 03/01/47		75	76,448
4.45%, 09/01/48		50	51,318

			592,073

Household Durables — 0.0%
Newell Brands, Inc.:
3.85%, 04/01/23		80	79,107
4.20%, 04/01/26		45	42,949

			122,056

Industrial Conglomerates — 0.1%
General Electric Co.:
4.38%, 09/16/20		125	127,379
2.70%, 10/09/22		65	63,832
5.88%, 01/14/38		15	15,956
4.50%, 03/11/44		34	31,060
Honeywell International, Inc., 1.85%, 11/01/21		40	39,284
Roper Technologies, Inc., 2.80%, 12/15/21		50	49,837

			327,348

Insurance — 0.9%
Aon plc:
2.80%, 03/15/21		190	189,600
4.45%, 05/24/43		90	87,047
Hartford Financial Services Group, Inc. (The):
5.13%, 04/15/22		70	74,687
(LIBOR USD 3 Month + 2.13%), 4.81%, 02/12/47(a)(b)		100	86,250
4.40%, 03/15/48		20	20,147
Jackson National Life Global Funding, 2.50%, 06/27/22(a)		80	79,097
Marsh & McLennan Cos., Inc.:
2.35%, 03/06/20		30	29,900
3.50%, 12/29/20		215	217,859
2.75%, 01/30/22		40	39,953
3.50%, 06/03/24		100	101,954
MetLife, Inc., 4.72%, 12/15/44		35	38,158
Metropolitan Life Global Funding I, 2.40%, 01/08/21(a)		1,050	1,043,870
New York Life Global Funding(a):
2.00%, 04/13/21		50	49,317
2.90%, 01/17/24		250	251,422
Pricoa Global Funding I, 2.45%, 09/21/22(a)		250	247,131
Principal Life Global Funding II, 2.63%, 11/19/20(a)		50	49,935
Prudential Financial, Inc.:
3.88%, 03/27/28		60	62,971
4.35%, 02/25/50		30	31,014
Teachers Insurance & Annuity Association of America(a):
6.85%, 12/16/39		7	9,621
4.27%, 05/15/47		50	51,305
Travelers Cos., Inc. (The), 4.30%, 08/25/45		35	37,118
Willis Towers Watson plc, 5.75%, 03/15/21		94	98,425

			2,896,781

Interactive Media & Services — 0.1%
Baidu, Inc.:
2.75%, 06/09/19		200	199,975
3.00%, 06/30/20		200	200,305

			400,280

Internet & Direct Marketing Retail — 0.2%
Amazon.com, Inc.:
2.40%, 02/22/23		50	49,542
2.80%, 08/22/24		50	50,088
3.15%, 08/22/27		220	221,482
3.88%, 08/22/37		105	109,136

7

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Internet & Direct Marketing Retail (continued)
Booking Holdings, Inc., 2.75%, 03/15/23	USD	40	$39,801
eBay, Inc., 2.75%, 01/30/23		50	49,379
Expedia Group, Inc., 5.95%, 08/15/20		100	103,914

			623,342

IT Services — 0.8%
Fidelity National Information Services, Inc.:
3.63%, 10/15/20		194	196,039
2.25%, 08/15/21		680	667,995
3.50%, 04/15/23		200	203,319
4.75%, 05/15/48		25	24,812
IBM Credit LLC, 3.45%, 11/30/20		1,105	1,118,128
International Business Machines Corp.:
2.88%, 11/09/22		100	100,355
4.00%, 06/20/42		30	29,417
Total System Services, Inc.:
3.75%, 06/01/23		35	35,530
4.80%, 04/01/26		50	52,531
Visa, Inc.:
2.80%, 12/14/22		115	116,178
3.15%, 12/14/25		155	157,355

			2,701,659

Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc.:
3.60%, 08/15/21		100	101,639
3.30%, 02/15/22		335	339,313
3.15%, 01/15/23		200	201,405
3.00%, 04/15/23		60	60,011
2.95%, 09/19/26		50	48,236

			750,604

Media — 2.3%
CBS Corp., 4.30%, 02/15/21		30	30,634
Charter Communications Operating LLC:
3.58%, 07/23/20(a)		20	20,044
3.58%, 07/23/20		30	30,218
4.46%, 07/23/22		2,135	2,208,895
4.50%, 02/01/24		140	145,616
6.38%, 10/23/35		59	65,786
6.48%, 10/23/45		246	275,767
6.83%, 10/23/55		12	13,585
Comcast Corp.:
1.63%, 01/15/22		20	19,440
2.85%, 01/15/23		280	281,064
2.75%, 03/01/23		160	159,730
3.70%, 04/15/24		1,120	1,156,988
3.15%, 03/01/26		85	84,569
3.15%, 02/15/28		205	200,596
4.15%, 10/15/28		75	78,940
3.20%, 07/15/36		50	45,463
4.60%, 10/15/38		185	198,038
4.65%, 07/15/42		15	16,102
4.00%, 03/01/48		42	40,938
4.70%, 10/15/48		45	48,785
4.95%, 10/15/58		45	49,635
Cox Communications, Inc.(a):
3.25%, 12/15/22		510	513,540
3.15%, 08/15/24		60	59,728
3.50%, 08/15/27		75	73,380
Discovery Communications LLC:
5.05%, 06/01/20		50	51,138
3.30%, 05/15/22		50	50,222

Security		Par (000)	Value

Media (continued)
2.95%, 03/20/23	USD	750	$742,874
3.25%, 04/01/23		200	199,091
5.00%, 09/20/37		75	72,919
Interpublic Group of Cos., Inc. (The):
3.50%, 10/01/20		55	55,474
3.75%, 10/01/21		20	20,348
4.65%, 10/01/28		110	114,517
Omnicom Group, Inc., 4.45%, 08/15/20		130	132,862
Sky Ltd., 3.75%, 09/16/24(a)		200	207,137
Time Warner Cable LLC:
4.00%, 09/01/21		100	101,634
4.50%, 09/15/42		37	32,339

			7,598,036

Metals & Mining — 0.1%
BHP Billiton Finance USA Ltd.:
2.88%, 02/24/22		25	25,246
5.00%, 09/30/43		25	29,360
Newmont Mining Corp.:
3.50%, 03/15/22		40	40,553
4.88%, 03/15/42		25	26,102
Southern Copper Corp., 5.88%, 04/23/45		25	28,018
Vale Overseas Ltd., 6.25%, 08/10/26		75	81,900

			231,179

Multiline Retail — 0.0%
Target Corp., 3.90%, 11/15/47		5	4,948

Multi-Utilities — 0.4%
Berkshire Hathaway Energy Co.:
2.38%, 01/15/21		60	59,740
5.95%, 05/15/37		15	18,601
CenterPoint Energy, Inc.:
3.60%, 11/01/21		75	76,109
2.50%, 09/01/22		25	24,398
3.85%, 02/01/24		115	117,276
CMS Energy Corp., 3.00%, 05/15/26		45	43,941
Consumers Energy Co., 2.85%, 05/15/22		25	25,142
Dominion Energy, Inc., 4.10%, 04/01/21(d)		35	35,533
DTE Energy Co.:
Series D, 3.70%, 08/01/23		60	61,424
Series F, 3.85%, 12/01/23		100	103,262
NiSource, Inc., 4.80%, 02/15/44		107	112,572
Sempra Energy(b):
(LIBOR USD 3 Month + 0.50%), 3.29%, 01/15/21		40	39,664
(LIBOR USD 3 Month + 0.45%), 3.06%, 03/15/21		200	198,143
WEC Energy Group, Inc., 3.38%, 06/15/21		305	308,603

			1,224,408

Oil, Gas & Consumable Fuels — 5.2%
Anadarko Petroleum Corp., 6.45%, 09/15/36		75	86,292
Andeavor Logistics LP:
6.25%, 10/15/22		8	8,220
3.50%, 12/01/22		210	212,121
4.25%, 12/01/27		25	25,120
Apache Corp.:
3.63%, 02/01/21		71	71,818
3.25%, 04/15/22		40	40,032
BP Capital Markets America, Inc.:
4.50%, 10/01/20		30	30,795
3.25%, 05/06/22		280	284,304
2.52%, 09/19/22		30	29,711
3.79%, 02/06/24		85	88,211
3.59%, 04/14/27		35	35,556
4.23%, 11/06/28		60	64,178

8

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
BP Capital Markets plc:
2.52%, 01/15/20	USD	160	$159,629
3.56%, 11/01/21		400	408,293
3.28%, 09/19/27		16	15,928
Buckeye Partners LP, (LIBOR USD 3 Month + 4.02%), 6.37%, 01/22/78(b)		50	44,375
Canadian Natural Resources Ltd.:
2.95%, 01/15/23		65	64,517
3.85%, 06/01/27		20	20,051
Cenovus Energy, Inc.:
3.00%, 08/15/22		150	146,964
4.25%, 04/15/27		50	49,153
5.40%, 06/15/47		25	24,754
Chevron Corp.:
2.41%, 03/03/22		75	74,876
2.50%, 03/03/22		70	70,012
2.36%, 12/05/22		50	49,637
Cimarex Energy Co., 3.90%, 05/15/27		125	124,610
Concho Resources, Inc., 3.75%, 10/01/27		130	128,939
Continental Resources, Inc.:
5.00%, 09/15/22		300	302,138
4.50%, 04/15/23		640	662,516
3.80%, 06/01/24		75	75,491
4.38%, 01/15/28		125	128,337
4.90%, 06/01/44		55	55,904
Devon Energy Corp.:
4.00%, 07/15/21		50	51,019
3.25%, 05/15/22		700	706,666
4.75%, 05/15/42		50	50,200
Enbridge Energy Partners LP, 4.38%, 10/15/20		35	35,762
Enbridge, Inc.:
2.90%, 07/15/22		230	229,330
4.00%, 10/01/23		200	207,137
3.70%, 07/15/27		100	99,709
4.50%, 06/10/44		5	5,026
Series 16-A, (LIBOR USD 3 Month + 3.89%), 6.00%, 01/15/77(b)		400	397,000
(LIBOR USD 3 Month + 3.64%), 6.25%, 03/01/78(b)		175	174,042
Encana Corp., 3.90%, 11/15/21		845	860,303
Energy Transfer Operating LP:
4.15%, 10/01/20		130	132,094
4.65%, 06/01/21		400	412,570
5.20%, 02/01/22		860	903,243
3.60%, 02/01/23		185	186,543
4.20%, 09/15/23		250	258,327
5.88%, 01/15/24		100	109,156
4.20%, 04/15/27		200	200,771
6.50%, 02/01/42		100	111,086
5.30%, 04/15/47		40	39,474
Energy Transfer Partners LP, 5.75%, 09/01/20		150	154,701
Enterprise Products Operating LLC:
5.20%, 09/01/20		100	103,333
2.85%, 04/15/21		100	100,045
3.35%, 03/15/23		65	65,972
6.45%, 09/01/40		106	131,244
4.90%, 05/15/46		40	42,898
4.25%, 02/15/48		15	14,619
4.80%, 02/01/49		25	26,593
EOG Resources, Inc., 2.63%, 03/15/23		625	620,461
Exxon Mobil Corp., 3.04%, 03/01/26		50	50,730
Hess Corp.:
5.60%, 02/15/41		75	76,055
5.80%, 04/01/47		11	11,449

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners LP:
5.00%, 10/01/21	USD	550	$573,268
4.15%, 03/01/22		50	51,565
3.50%, 09/01/23		250	253,232
4.15%, 02/01/24		105	108,741
6.38%, 03/01/41		157	182,240
Kinder Morgan, Inc.:
3.05%, 12/01/19		241	241,240
3.15%, 01/15/23		320	320,616
5.55%, 06/01/45		39	42,535
Marathon Oil Corp., 4.40%, 07/15/27		160	164,619
Marathon Petroleum Corp., 4.75%, 09/15/44		84	83,626
MPLX LP:
3.38%, 03/15/23		50	50,392
4.88%, 12/01/24		100	106,708
4.50%, 04/15/38		40	37,994
4.70%, 04/15/48		80	76,425
Newfield Exploration Co., 5.75%, 01/30/22		100	106,711
Occidental Petroleum Corp.:
Series 1, 4.10%, 02/01/21		50	51,154
3.13%, 02/15/22		50	50,698
Pioneer Natural Resources Co.:
7.50%, 01/15/20		50	51,739
3.45%, 01/15/21		50	50,460
4.45%, 01/15/26		50	52,430
Plains All American Pipeline LP:
5.00%, 02/01/21		50	51,390
3.65%, 06/01/22		250	251,575
4.90%, 02/15/45		50	47,736
Sabine Pass Liquefaction LLC:
5.63%, 04/15/23		400	433,544
5.75%, 05/15/24		155	170,815
5.88%, 06/30/26		100	111,228
Spectra Energy Partners LP, 4.75%, 03/15/24		65	69,107
Sunoco Logistics Partners Operations LP, 5.50%, 02/15/20		25	25,425
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28		9	10,979
Texas Eastern Transmission LP, 2.80%, 10/15/22(a)		25	24,634
TransCanada PipeLines Ltd.:
3.80%, 10/01/20		575	584,126
2.50%, 08/01/22		400	396,077
4.63%, 03/01/34		15	15,779
7.63%, 01/15/39		50	68,044
Transcanada Trust, Series 16-A, (LIBOR USD 3 Month + 4.64%), 5.87%, 08/15/76(b)		603	611,774
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28		130	132,655
Williams Cos., Inc. (The):
4.00%, 11/15/21		50	51,316
3.60%, 03/15/22		695	705,182
3.35%, 08/15/22		360	362,699
3.70%, 01/15/23		40	40,721
4.50%, 11/15/23		300	314,888
4.30%, 03/04/24		125	129,952
4.55%, 06/24/24		50	52,779

			17,468,858

Paper & Forest Products — 0.0%
Georgia-Pacific LLC(a):
2.54%, 11/15/19		60	59,896
3.73%, 07/15/23		25	25,651

			85,547

9

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Pharmaceuticals — 1.2%
Allergan Funding SCS:
3.45%, 03/15/22	USD	1,952	$1,969,578
3.80%, 03/15/25		75	75,977
4.85%, 06/15/44		46	45,658
Bayer US Finance II LLC, 2.20%, 07/15/22(a)		30	28,501
Eli Lilly & Co.:
3.95%, 03/15/49		25	25,584
4.15%, 03/15/59		20	20,574
Johnson & Johnson:
2.45%, 03/01/26		160	156,403
3.55%, 03/01/36		65	65,292
Mylan NV, 2.50%, 06/07/19		58	57,957
Pfizer, Inc., 4.30%, 06/15/43		70	74,451
Sanofi SA, 4.00%, 03/29/21		50	51,309
Shire Acquisitions Investments Ireland DAC:
1.90%, 09/23/19		25	24,892
2.40%, 09/23/21		550	543,213
2.88%, 09/23/23		950	937,542

			4,076,931

Professional Services — 0.0%
Verisk Analytics, Inc., 4.13%, 09/12/22		50	51,701

Road & Rail — 1.4%
Burlington Northern Santa Fe LLC:
3.60%, 09/01/20		40	40,483
3.45%, 09/15/21		40	40,692
3.00%, 04/01/25		150	151,244
4.90%, 04/01/44		75	85,854
CSX Corp.:
3.25%, 06/01/27		100	98,709
3.80%, 03/01/28		75	76,932
ERAC USA Finance LLC(a):
2.35%, 10/15/19		50	49,855
2.60%, 12/01/21		25	24,599
Norfolk Southern Corp.:
2.90%, 06/15/26		125	122,405
3.80%, 08/01/28		40	41,283
4.15%, 02/28/48		30	30,407
Penske Truck Leasing Co. LP(a):
3.05%, 01/09/20		50	50,003
3.38%, 02/01/22		780	783,042
4.25%, 01/17/23		25	25,825
2.70%, 03/14/23		115	112,371
4.13%, 08/01/23		200	205,838
Ryder System, Inc.:
2.65%, 03/02/20		200	199,676
2.88%, 09/01/20		455	455,439
3.50%, 06/01/21		500	504,615
3.40%, 03/01/23		215	217,523
3.75%, 06/09/23		40	40,953
3.88%, 12/01/23		350	357,974
Union Pacific Corp.:
2.95%, 01/15/23		125	125,315
2.75%, 04/15/23		460	457,418
3.50%, 06/08/23		175	179,412
4.50%, 09/10/48		80	84,910
4.30%, 03/01/49		20	20,672
4.80%, 09/10/58		60	65,500

			4,648,949

Semiconductors & Semiconductor Equipment — 1.1%
Analog Devices, Inc.:
2.50%, 12/05/21		100	99,078
3.13%, 12/05/23		25	25,179

Security		Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Applied Materials, Inc., 3.30%, 04/01/27	USD	80	$80,793
Broadcom Corp.:
3.00%, 01/15/22		223	221,921
3.63%, 01/15/24		85	84,782
3.88%, 01/15/27		31	29,615
Broadcom, Inc., 3.13%, 04/15/21(a)		505	504,404
Intel Corp.:
3.30%, 10/01/21		50	50,953
2.70%, 12/15/22		30	30,177
KLA-Tencor Corp.:
4.13%, 11/01/21		100	102,761
4.65%, 11/01/24		24	25,637
4.10%, 03/15/29		65	66,153
Lam Research Corp.:
2.80%, 06/15/21		805	805,115
3.80%, 03/15/25		30	30,825
3.75%, 03/15/26		10	10,181
4.00%, 03/15/29		105	107,162
NVIDIA Corp., 3.20%, 09/16/26		150	149,384
NXP BV(a):
4.63%, 06/15/22		890	920,794
4.88%, 03/01/24		65	68,628
QUALCOMM, Inc.:
2.90%, 05/20/24		200	196,600
3.25%, 05/20/27		60	58,626
4.30%, 05/20/47		30	28,629
Texas Instruments, Inc., 2.75%, 03/12/21		105	105,648

			3,803,045

Software — 0.7%
Autodesk, Inc.:
3.13%, 06/15/20		30	30,066
3.60%, 12/15/22		50	50,800
3.50%, 06/15/27		75	72,576
CA, Inc.:
3.60%, 08/01/20		30	30,139
3.60%, 08/15/22		40	40,282
Microsoft Corp.:
2.38%, 05/01/23		30	29,856
2.40%, 08/08/26		180	174,509
3.45%, 08/08/36		70	70,682
4.10%, 02/06/37		45	48,944
3.70%, 08/08/46		275	280,614
Oracle Corp.:
3.63%, 07/15/23		300	311,257
2.40%, 09/15/23		250	246,285
3.40%, 07/08/24		795	812,988
2.65%, 07/15/26		100	96,736
3.90%, 05/15/35		75	76,672
3.85%, 07/15/36		25	25,069
4.00%, 07/15/46		54	54,277
VMware, Inc., 2.95%, 08/21/22		30	29,682

			2,481,434

Specialty Retail — 0.1%
Home Depot, Inc. (The):
3.90%, 06/15/47		75	75,860
4.50%, 12/06/48		50	55,352
Lowe’s Cos., Inc., 3.70%, 04/15/46		77	68,163
O’Reilly Automotive, Inc., 4.63%, 09/15/21		80	83,301

			282,676

10

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Technology Hardware, Storage & Peripherals — 1.0%
Apple, Inc.:
2.50%, 02/09/22	USD	325	$324,603
2.70%, 05/13/22		75	75,415
2.40%, 01/13/23		25	24,813
2.40%, 05/03/23		650	643,726
3.25%, 02/23/26		275	280,214
4.50%, 02/23/36		25	28,028
3.85%, 05/04/43		60	60,602
4.38%, 05/13/45		50	54,428
3.85%, 08/04/46		130	131,463
3.75%, 09/12/47		30	29,850
Dell International LLC(a):
4.42%, 06/15/21		385	394,995
5.45%, 06/15/23		595	634,233
8.35%, 07/15/46		55	66,383
Hewlett Packard Enterprise Co.:
3.60%, 10/15/20		150	151,308
3.50%, 10/05/21		150	151,970
4.40%, 10/15/22		270	282,452
NetApp, Inc., 3.38%, 06/15/21		70	70,670
Xerox Corp., 3.50%, 08/20/20		30	29,850

			3,435,003

Thrifts & Mortgage Finance — 0.1%
BPCE SA, 2.65%, 02/03/21		250	249,156

Tobacco — 0.7%
Altria Group, Inc.:
3.80%, 02/14/24		440	447,826
4.80%, 02/14/29		155	159,790
5.95%, 02/14/49		65	69,749
BAT Capital Corp.:
2.76%, 08/15/22		1,300	1,278,465
4.54%, 08/15/47		20	17,519
Reynolds American, Inc.:
4.45%, 06/12/25		215	221,005
7.00%, 08/04/41		98	109,168

			2,303,522

Trading Companies & Distributors — 0.6%
Air Lease Corp.:
3.88%, 04/01/21		75	76,062
3.50%, 01/15/22		310	312,842
3.75%, 02/01/22		200	201,728
2.63%, 07/01/22		100	97,671
2.75%, 01/15/23		80	78,056
3.88%, 07/03/23		300	303,263
Aviation Capital Group LLC(a):
2.88%, 01/20/22		100	98,478
3.88%, 05/01/23		435	436,336
International Lease Finance Corp.:
6.25%, 05/15/19		300	301,096
5.88%, 08/15/22		65	70,078

			1,975,610

Wireless Telecommunication Services — 0.2%
America Movil SAB de CV, 3.13%, 07/16/22		200	201,290
Vodafone Group plc:
3.75%, 01/16/24		70	70,587
5.25%, 05/30/48		60	59,483
(USD Swap Semi 5 Year + 4.87%), 7.00%, 04/04/79(b)		240	243,538

			574,898

Total Corporate Bonds — 55.6% (Cost: $183,750,762)			186,403,984

Security		Par (000)	Value

Equity-Linked Notes — 3.5%

Air Freight & Logistics — 0.0%
Royal Bank of Canada (United Parcel Service, Inc.), 9.41%, 04/24/19(a)	USD	1	$154,652

Airlines — 0.2%
BNP Paribas SA (Southwest Airlines Co.), 12.45%, 04/10/19(a)		3	134,473
Nomura Bank International plc (Delta Air Lines, Inc.), 12.67%, 04/12/19		3	159,314
Nomura Bank International plc (United Continental Holdings, Inc.), 10.32%, 04/12/19		2	185,586
Toronto-Dominion Bank (The) (Alaska Air Group, Inc.), 14.87%, 04/12/19		2	133,267

			612,640

Automobiles — 0.0%
Goldman Sachs International (General Motors Co.), 11.73%, 05/02/19		4	142,108

Banks — 0.2%
Citigroup, Inc. (Bank of America Corp.), 12.20%, 04/15/19(a)		7	192,604
JPMorgan Structured Products BV (Citizens Financial Group, Inc.), 15.05%, 04/12/19(a)		5	157,966
Nomura Bank International plc (Citigroup, Inc.), 13.26%, 04/12/19		2	152,588
Societe Generale SA (JPMorgan Chase & Co.), 11.31%, 04/12/19		1	148,805
Societe Generale SA (Wells Fargo & Co.), 12.32%, 04/12/19		3	151,800

			803,763

Capital Markets — 0.1%(a)
Citigroup, Inc. (Goldman Sachs Group, Inc. (The)), 13.41%, 04/15/19		1	195,769
Royal Bank of Canada (MSCI, Inc.):
8.65%, 04/25/19		1	95,559
8.63%, 04/26/19		1	95,529

			386,857

Communications Equipment — 0.1%
BNP Paribas SA (Cisco Systems, Inc.):
9.86%, 05/09/19		3	157,146
11.28%, 05/10/19(a)		3	182,785

			339,931

Consumer Finance — 0.1%(a)
BNP Paribas SA (American Express Co.), 10.13%, 04/10/19		1	154,268
Royal Bank of Canada (Discover Financial Services), 11.64%, 04/23/19		2	156,035

			310,303

Containers & Packaging — 0.0%
UBS AG (Westrock Co.), 13.40%, 04/25/19(a)		4	142,786

Diversified Financial Services — 0.0%
Goldman Sachs International (Voya Financial, Inc.), 11.45%, 04/25/19		3	153,187

Diversified Telecommunication Services — 0.0%
Merrill Lynch International & Co. (Verizon Communications, Inc.), 9.80%, 04/24/19		3	156,509

11

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Electrical Equipment — 0.1%(a)
Royal Bank of Canada (Emerson Electric Co.), 9.26%, 05/07/19	USD	2		$153,941
Royal Bank of Canada (Rockwell Automation, Inc.), 12.57%, 04/24/19		1		153,621

				307,562

Electronic Equipment, Instruments & Components — 0.0%
Royal Bank of Canada (Corning, Inc.), 13.96%, 04/24/19(a)		4		149,093

Energy Equipment & Services — 0.0%
Royal Bank of Canada (Halliburton Co.), 15.19%, 04/22/19(a)		5		142,300

Equity Real Estate Investment Trusts (REITs) — 0.0%
UBS AG (Stride Property Group), 11.40%, 04/23/19(a)		1		151,926

Food & Staples Retailing — 0.1%
BNP Paribas SA (Kroger Co. (The)), 9.76%, 05/08/19		7		182,851

Health Care Equipment & Supplies — 0.1%(a)
Citigroup, Inc. (Danaher Corp.), 8.81%, 04/24/19		1		156,920
Royal Bank of Canada (Abbott Laboratories), 9.10%, 04/12/19		2		156,831

				313,751

Health Care Providers & Services — 0.1%
BNP Paribas SA (Humana, Inc.), 10.96%, 04/29/19(a)		1		134,595
UBS AG (McKesson Corp.), 9.50%, 04/30/19		1		135,224

				269,819

Hotels, Restaurants & Leisure — 0.2%(a)
BNP Paribas SA (Starbucks Corp.), 9.95%, 04/17/19		2		157,158
Citigroup, Inc. (Hilton Worldwide Holdings, Inc.), 10.49%, 04/29/19		2		156,024
JPMorgan Structured Products BV (MGM Resorts International):
17.59%, 04/18/19		3		81,622
16.65%, 04/22/19		3		81,717
UBS AG (McDonald’s Corp.), 8.90%, 04/24/19		1		156,038
UBS AG (Royal Caribbean Cruises Ltd.), 12.50%, 04/24/19		1		145,823

				778,382

Household Durables — 0.1%
Nomura Bank International plc (DR Horton, Inc.), 12.01%, 04/24/19		4		163,275

Household Products — 0.1%
Citigroup, Inc. (Church & Dwight Co, Inc.), 10.19%, 04/29/19(a)		2		156,690

Industrial Conglomerates — 0.1%
UBS AG (Honeywell International, Inc.), 8.50%, 04/16/19(a)		1		156,812

Interactive Media & Services — 0.1%(a)
BNP Paribas SA (Alphabet, Inc.), 11.21%, 04/22/19		–	(e)	153,411
UBS AG (Facebook, Inc.), 11.50%, 04/22/19		1		181,617

				335,028

IT Services — 0.3%
BNP Paribas SA (Fidelity National Information Services, Inc.), 8.02%, 04/30/19		2		184,245
BNP Paribas SA (International Business Machines Corp.), 12.13%, 04/17/19(a)		1		154,747
BNP Paribas SA (PayPal Holdings, Inc.), 11.87%, 04/10/19(a)		2		159,470
JPMorgan Structured Products BV (Total System Services, Inc.)(a):
6.44%, 04/18/19		1		92,008
6.15%, 04/22/19		1		92,015

Security		Par (000)		Value

IT Services (continued)
Toronto-Dominion Bank (The) (Mastercard, Inc.), 10.01%, 04/25/19	USD	1		$157,132
UBS AG (Cognizant Technology Solutions Corp.), 8.80%, 05/03/19(a)		2		180,534

				1,020,151

Life Sciences Tools & Services — 0.1%
UBS AG (Thermo Fisher Scientific, Inc.), 10.60%, 04/24/19(a)		1		158,705

Machinery — 0.1%(a)
Royal Bank of Canada (Caterpillar, Inc.), 14.63%, 04/18/19		1		154,117
UBS AG (Ingersoll-Rand plc), 10.80%, 04/24/19		2		160,100

				314,217

Metals & Mining — 0.0%
Credit Suisse AG (ArcelorMittal), 13.90%, 05/04/19	EUR	8		156,314

Oil, Gas & Consumable Fuels — 0.2%
BNP Paribas SA (Occidental Petroleum Corp.), 15.51%, 04/29/19(a)	USD	2		152,977
Goldman Sachs International (ConocoPhillips), 14.41%, 04/25/19		2		149,228
Goldman Sachs International (Valero Energy Corp.), 14.36%, 04/25/19		2		147,060
Royal Bank of Canada (Marathon Petroleum Corp.), 10.80%, 04/23/19(a)		3		166,847
UBS AG (Chevron Corp.), 10.40%, 04/23/19		1		154,913

				771,025

Pharmaceuticals — 0.2%
Citigroup, Inc. (Zoetis, Inc.), 10.36%, 04/30/19(a)		2		185,071
JPMorgan Structured Products BV (Merck & Co., Inc.), 9.90%, 04/10/19(a)		2		156,383
Nomura Bank International plc (Bristol-Myers Squibb Co.), 19.49%, 04/17/19		3		147,192
Royal Bank of Canada (Pfizer, Inc.), 9.82%, 04/24/19(a)		4		155,955

				644,601

Road & Rail — 0.2%
BNP Paribas SA (Norfolk Southern Corp.), 12.77%, 04/17/19(a)		1		158,229
Citigroup, Inc. (CSX Corp.), 10.96%, 04/12/19(a)		3		212,780
Nomura Bank International plc (Union Pacific Corp.), 10.86%, 04/23/19		1		180,358

				551,367

Semiconductors & Semiconductor Equipment — 0.1%
Royal Bank of Canada (Intel Corp.), 14.28%, 04/23/19(a)		3		159,196

Software — 0.1%
Toronto-Dominion Bank (The) (Microsoft Corp.), 11.28%, 04/25/19		1		157,827

Specialty Retail — 0.2%
Citigroup, Inc. (Best Buy Co., Inc.), 10.51%, 05/20/19(a)		3		181,826
Goldman Sachs International (O’Reilly Automotive, Inc.), 10.35%, 04/22/19		–	(e)	185,812
JPMorgan Structured Products BV (Advance Auto Parts, Inc.), 15.13%, 05/16/19(a)		1		184,551
Nomura Bank International plc (TJX Cos., Inc. (The)), 12.10%, 05/22/19		3		182,096

				734,285

12

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Technology Hardware, Storage & Peripherals — 0.1%
Royal Bank of Canada (Apple, Inc.), 12.53%, 04/24/19(a)	USD	1	$158,786

Textiles, Apparel & Luxury Goods — 0.2%
Goldman Sachs International (Ralph Lauren Corp.), 11.93%, 05/03/19		1	154,733
Royal Bank of Canada (NIKE, Inc.), 10.56%, 05/20/19(a)		2	182,575
UBS AG (Tapestry, Inc.), 15.30%, 04/26/19(a)		5	164,650

			501,958

Trading Companies & Distributors — 0.0%
BNP Paribas SA (United Rentals, Inc.), 17.61%, 04/17/19(a)		1	136,111

Total Equity-Linked Notes — 3.5% (Cost: $11,770,781)			11,774,768

		Shares

Investment Companies — 31.1%
BlackRock Allocation Target Shares- BATS Series A(i)		1,353,858	13,538,581
BlackRock Floating Rate Income Portfolio, Class K(i)		4,129,877	41,009,680
BlackRock GNMA Portfolio, Class K(i)		1,546,594	14,290,529
BlackRock High Yield Bond Portfolio, Class K(i)		3,344,980	25,254,598
BlackRock Low Duration Bond Portfolio, Class K(i)		165,497	1,578,842
iShares Core Dividend Growth ETF(i)		45,569	1,674,661
iShares Core High Dividend ETF(i)		40,648	3,792,052
iShares International Select Dividend ETF(i)		34,638	1,068,929
WisdomTree International Equity Fund		41,766	2,114,613

Total Investment Companies — 31.1% (Cost: $103,860,678)			104,322,485

		Par (000)

Preferred Securities — 2.7%(f)

Capital Trusts — 2.0%(c)

Banks — 0.9%
Bank of America Corp.:
Series X, 6.25%		100	106,000
Series DD, 6.30%(b)		750	814,687
Citigroup, Inc.:
Series Q, 5.95%		125	126,250
5.90%		310	315,812
Series P, 5.95%		149	151,980
Fifth Third Bancorp, Series J, 4.90%		125	123,125
JPMorgan Chase & Co., Series Z, 5.30%		375	378,937
M&T Bank Corp., Series F, 5.13%		50	50,000
SunTrust Banks, Inc.:
Series G, 5.05%		450	440,460
Series H, 5.13%		75	70,500
Wells Fargo & Co., Series U, 5.87%		375	400,688

			2,978,439

Capital Markets — 0.1%
Goldman Sachs Group, Inc. (The):
Series M, 5.38%		60	60,525
Series P, 5.00%		42	38,797
Morgan Stanley, Series H, 5.45%		32	32,080
State Street Corp., Series F, 5.25%(b)		350	357,438

			488,840

Security		Par (000)	Value

Consumer Finance — 0.3%
Capital One Financial Corp., Series E, 5.55%(b)	USD	450	$456,750
Discover Financial Services, Series C, 5.50%		100	95,000
General Motors Financial Co., Inc., Series A, 5.75%(g)		528	462,660

			1,014,410

Diversified Financial Services — 0.2%
Voya Financial, Inc., Series A, 6.13%		475	482,125

Insurance — 0.2%
Progressive Corp. (The), Series B, 5.38%		490	485,713
XLIT Ltd., Series E, 5.24%		125	120,078

			605,791

Oil, Gas & Consumable Fuels — 0.3%
Andeavor Logistics LP, Series A, 6.87%		400	402,000
Energy Transfer Operating LP, 6.63%(b)		375	356,494
EnLink Midstream Partners LP, Series C, 6.00%		100	82,750
Plains All American Pipeline LP, Series B, 6.13%		425	398,438

			1,239,682

Total Capital Trusts — 2.0% (Cost: $6,707,945)			6,809,287

		Shares

Preferred Stocks — 0.5%(c)

Banks — 0.2%
KeyCorp, Series E, 0.00%		8,000	213,280
US Bancorp, 0.00%		5,000	133,900

			347,180

Capital Markets — 0.3%
Morgan Stanley:
Series E, 0.00%		25,000	703,000
Series K, 0.00%		15,000	383,550

			1,086,550

Consumer Finance — 0.0%
SLM Corp., Series B, 0.00%		500	33,535

Total Preferred Stocks — 0.5% (Cost: $1,424,390)			1,467,265

Trust Preferreds — 0.2%

Capital Markets — 0.2%
State Street Corp., 3.61%, 06/15/47		788,000	622,520

Commercial Services & Supplies — 0.0%
ILFC E-Capital Trust I, 4.57%, 12/21/65(a)		100,000	79,000

Total Trust Preferreds — 0.2% (Cost: $772,577)			701,520

Total Preferred Securities — 2.7% (Cost: $8,904,912)			8,978,072

Total Long-Term Investments — 98.3% (Cost: $326,618,802)			329,607,038

Short-Term Securities — 1.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.37%(h)(i)		5,813,790	5,813,790

Total Short-Term Securities — 1.7% (Cost: $5,813,790)			5,813,790

Total Investments — 100.0% (Cost: $332,432,592)			335,420,828

Liabilities in Excess of Other Assets — (0.0)%			(102,452)

Net Assets — 100.0%			$335,318,376

13

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Managed Income Fund

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)	Perpetual security with no stated maturity date.
(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(e)	Amount is less than $500.
(f)	Variable rate security. Rate shown is the rate in effect as of period end.
(g)	Non-income producing security.
(h)	Annualized 7-day yield as of period end.
(i)

During the period ended March 31, 2019, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 12/31/18	Shares Purchased	Shares Sold		Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	5,960,930	—	(147,140	)(b)	5,813,790	$5,813,790	$35,443		$—	$—
SL Liquidity Series, LLC, Money Market Series*	—	—	—		—	—	1	(c)	1	—
BlackRock Allocation Target Shares- BATS Series A	787,047	566,811	—		1,353,858	13,538,581	160,580		—	162,699
BlackRock Floating Rate Income Portfolio, Class K	3,748,146	381,731	—		4,129,877	41,009,680	515,492		(4)	921,943
BlackRock GNMA Portfolio, Class K	1,532,692	13,902	—		1,546,594	14,290,529	130,701		—	169,194
BlackRock High Yield Bond Portfolio, Class K	2,880,776	464,204	—		3,344,980	25,254,598	372,334		(2)	1,274,992
BlackRock Low Duration Bond Portfolio, Class K	1,451,643	666,209	(1,952,355)		165,497	1,578,842	58,829		78,232	(4,618)
iShares Core Dividend Growth ETF	—	45,569	—		45,569	1,674,661	9,929		—	138,006
iShares Core High Dividend ETF	40,648	—	—		40,648	3,792,052	33,416		—	362,174
iShares International Select Dividend ETF	34,638	—	—		34,638	1,068,929	11,922		—	74,472

						$108,021,662	$1,328,647		$78,227	$3,098,862

*	No longer held by the Fund as of period end.
(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount(000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	18	06/21/19	$2,554	$50,766

Short Contracts
EUR Currency	6	06/17/19	847	10,048
GBP Currency	4	06/17/19	326	5,030
U.S. Treasury 10 Year Note	155	06/19/19	19,254	(233,354)
U.S. Treasury 10 Year Ultra Note	24	06/19/19	3,187	(71,664)
U.S. Treasury Long Bond	16	06/19/19	2,395	(62,527)
U.S. Treasury Ultra Bond	26	06/19/19	4,368	(164,366)
U.S. Treasury 5 Year Note	118	06/28/19	13,668	(97,070)

				(613,903)

				$(563,137)

14

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Managed Income Fund

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount(000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.31.V1	1.00%	Quarterly	12/20/23	USD 945	$(18,752)	$(17,025)	$(1,727)

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount(000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Time Warner, Inc.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/21	USD 225	$(3,669)	$(1,256)	$(2,413)
Western Union Co. (The)	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/21	USD 100	(486)	257	(743)

						$ (4,155)	$(999)	$(3,156)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
American Tower Corp.	1.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/21	BBB-	USD 475	$241	$(8,272)	$8,513
Boeing Co. (The)	1.00%	Quarterly	BNP Paribas SA	12/20/23	A	USD 69	1,713	1,614	99

							$1,954	$(6,658)	$8,612

(a)	Using S&P Global Ratings (“S&P”) of the issuer or the underlying securities of the index, as applicable.

(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Currency

EUR — Euro

GBP — British Pound

USD — United States Dollar

Portfolio Abbreviations

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

ETF — Exchange-Traded Fund

LIBOR — London Interbank Offered Rate

MSCI — Morgan Stanley Capital International

OTC — Over-The-Counter

S&P — S&P Global Ratings

15

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Managed Income Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$18,127,729	$—	$18,127,729
Corporate Bonds(a)	—	186,403,984	—	186,403,984
Equity-Linked Notes(a)	—	11,774,768	—	11,774,768
Investment Companies	104,322,485	—	—	104,322,485
Preferred Securities:
Banks	347,180	2,978,439	—	3,325,619
Capital Markets	1,086,550	1,111,360	—	2,197,910
Commercial Services & Supplies	—	79,000	—	79,000

16

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Managed Income Fund

	Level 1	Level 2	Level 3	Total
Consumer Finance	$33,535	$1,014,410	$—	$1,047,945
Diversified Financial Services	—	482,125	—	482,125
Insurance	—	605,791	—	605,791
Oil, Gas & Consumable Fuels	—	1,239,682	—	1,239,682
Short-Term Securities	5,813,790	—	—	5,813,790

	$111,603,540	$223,817,288	$—	$335,420,828

Derivative Financial Instruments(b)
Assets:
Credit contracts	$—	$8,612	$—	$8,612
Equity contracts	50,766	—	—	50,766
Foreign currency exchange contracts	15,078	—	—	15,078
Liabilities:
Credit contracts	—	(4,883)	—	(4,883)
Interest rate contracts	(628,981)	—	—	(628,981)

	$(563,137)	$3,729	—	$(559,408)

(a)	See above Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are swaps and futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2019, there were no transfers between levels.

17